Document and Entity Information	12 Months Ended
Aug. 31, 2011
Document And Entity Information
Entity Registrant Name	China Bilingual Technology & Education Group Inc.
Entity Central Index Key	0001470129
Document Type	8-K
Document Period End Date	Aug. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011